Subsequent Events (Details) - Subsequent Events ¥ in Thousands	Jul. 27, 2023 JPY (¥) item shares	Aug. 01, 2023 JPY (¥)	Jul. 27, 2023 $ / shares
Subsequent Events
Net proceeds	¥ 7,191
Term loan agreement
Subsequent Events
Interest rate		6.00%
Term loan agreement | CEO
Subsequent Events
Principal amount of loan		¥ 2,700
American Depositary Shares
Subsequent Events
Number of common shares each ADS represents | item	1
IPO | American Depositary Shares
Subsequent Events
Number of shares sold | shares	2,400,000
Share price per share | $ / shares			$ 4.00